Investment Property	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTY.
Investment Property

19.  INVESTMENT PROPERTY.

The detail and changes in investment property during the years ended December 31, 2019 and 2018, are as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Properties	ThCh$	ThCh$	ThCh$
Balance at January 1, 2018	9,189,377	(832,605)	8,356,772
Depreciation expense	—	(19,591)	(19,591)
Other increases (decreases)	—	(779,825)	(779,825)
Balance at December 31, 2018	9,189,377	(1,632,021)	7,557,356
Depreciation expense	—	(19,812)	(19,812)
Impairment (*)	—	(742,389)	(742,389)
Balance at December 31, 2019	9,189,377	(2,394,222)	6,795,155

(*) See Note 31.

There were no investment properties disposed of during the periods ended December 31, 2019 and 2018.

Fair value measurement and hierarchy

As of December 31, 2019, the fair value of the Group’s investment properties was ThCh$7,880,432  ( ThCh$8,228,673 as of December 31, 2018) which was determined using independent appraisals.

The fair value measurement for these investment properties was categorized as Level 3 within the fair value hierarchy.

The following is the fair value hierarchy of investment properties:

	Fair value measured at the end of the reporting period using:
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	7,880,432

See Note 3.h.

For the years ended December 31, 2019, 2018 and 2017, the detail of income and expenses from investment properties is as follows:

	For the years ended December 31,
	2019	2018	2017
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Rental income from investment properties	202,896	204,166	192,719
Direct operating expense from investment properties generating rental income	(44,136)	(56,327)	(78,367)
Total	158,760	147,839	114,352

The Group has no repair, maintenance, acquisition, construction or development agreements that represent future obligations for the Group as of December 31, 2019.

The Group has insurance policies to cover operational risks of its investment properties, as well as to cover legal claims against the Group that could potentially arise from exercising its business activity. Management considers that the insurance policy coverage is sufficient against the risks involved.